SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Assets and liabilities
Segment assets	$ 86,392	$ 52,253
Unallocated assets:
Income tax assets (current and deferred)	2,646	3,491
Cash and cash equivalents and short-term investments	5,317	3,691	$ 14,228	$ 6,578
Total assets as reported in the Statement of Financial Position	94,355	59,435
Segment liabilities	119,687	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)	4,068	2,579
Total liabilities as reported in the Statement of Financial Position	123,755	83,384
Americas [Member]
Assets and liabilities
Segment assets	31,018	26,230
Unallocated assets:
Segment liabilities	78,328	49,398
Ireland [Member]
Assets and liabilities
Segment assets	55,374	26,023
Unallocated assets:
Segment liabilities	41,339	31,387
Other Countries [Member]
Assets and liabilities
Segment assets	0	0
Unallocated assets:
Segment liabilities	$ 19	$ 20